Document and Entity Information	May 04, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2022
Entity Registrant Name	Sovos Brands, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40837
Entity Tax Identification Number	81-5119352
Entity Address, Address Line One	168 Centennial Parkway
Entity Address, Adress Line Two	Suite 200
Entity Address, City or Town	Louisville
Entity Address State Or Province	CO
Entity Address, Postal Zip Code	80027
City Area Code	720
Local Phone Number	316-1225
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SOVO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001856608
Amendment Flag	false